Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000261369
Shareholder Report [Line Items]
Fund Name	GQG US Equity ETF
Class Name	GQG US Equity ETF
Trading Symbol	GQGU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about the GQG US Equity ETF (the "Fund") for the period from July 11, 2025 (commencement of operations) to March 31, 2026. You can find additional information about the Fund at https://gqg.com/funds/exchange-traded-funds/gqg-us-equity-etf-gqgu/. You can also request this information by contacting us at 1-866-362-8333.
Additional Information Phone Number	1-866-362-8333
Additional Information Website	https://gqg.com/funds/exchange-traded-funds/gqg-us-equity-etf-gqgu/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
GQG US Equity ETF	$37	0.49%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.49%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns as of March 31, 2026

Table Summary
Fund/Index Name	Cumulative Since Inception
GQG US Equity ETF	8.69%
S&P 500 Index (USD) (TR)Footnote Reference*	5.21%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 551,070,603
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 1,014,686
InvestmentCompanyPortfolioTurnover	47.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Table Summary
Value	Value
Bermuda	1.5%
Canada	2.4%
United Kingdom	2.5%
Switzerland	3.5%
United States	89.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
AT&T	6.1%
Verizon Communications	5.7%
Philip Morris International	5.5%
Johnson & Johnson	4.7%
Altria Group	4.5%
Progressive	4.2%
Occidental Petroleum	4.2%
American Electric Power	4.0%
Cigna Group	3.9%
Allstate	3.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-362-8333
Updated Prospectus Web Address	https://gqg.com/funds/exchange-traded-funds/gqg-us-equity-etf-gqgu/